Unaudited Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock (Series D)	Preferred Stock (Series C)	Preferred Stock (Series B)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings / (Accumulated Deficit)	Total
Balance as of, Value at Dec. 31, 2013				$ 8	$ 762,142	$ (85,154)	$ (20,047)	$ 656,949
Balance as of, Shares at Dec. 31, 2013			2,000,000	74,800,000
Net income							$ 47,213	47,213
Preferred stock Series C issuance, value					$ 96,850			96,850
Preferred stock Series C issuance, shares		4,000,000
Preferred stock Series C expenses					$ (327)			(327)
Dividends - Common stock							$ (41,140)	(41,140)
Dividends - Preferred stock							$ (5,719)	(5,719)
Other Comprehensive Income						$ 18,900		18,900
Balance as of, shares at Jun. 30, 2014		4,000,000	2,000,000	74,800,000
Balance as of, value at Jun. 30, 2014				$ 8	$ 858,665	(66,254)	$ (19,693)	772,726
Balance as of, Value at Dec. 31, 2014				$ 8	$ 858,665	$ (56,134)	103	802,642
Balance as of, Shares at Dec. 31, 2014		4,000,000	2,000,000	74,800,000
Net income							$ 70,613	70,613
Preferred stock Series D issuance, value					$ 96,850			96,850
Preferred stock Series D issuance, shares	4,000,000
Preferred stock Series D expenses					(234)			(234)
Issuance of common stock, value					$ 5,383			5,383
Issuance of common stock, shares				299,200
Dividends - Common stock							$ (42,680)	(42,680)
Dividends - Preferred stock							$ (7,313)	(7,313)
Other Comprehensive Income						$ 2,254		2,254
Balance as of, shares at Jun. 30, 2015	4,000,000	4,000,000	2,000,000	75,099,200
Balance as of, value at Jun. 30, 2015				$ 8	$ 960,664	$ (53,880)	$ 20,723	$ 927,515